Employee benefits	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Employee benefits

17. Employee benefits

The Company’s subsidiaries, VIE and subsidiaries of VIE incorporated in China participate in a government-mandated multi-employer defined contribution plan under which certain retirement, medical, housing and other welfare benefits are provided to employees. Chinese labor regulations require the Company’s Chinese subsidiaries, VIE and subsidiaries of VIE to pay to the local labor bureau a monthly contribution at a stated contribution rate based on the monthly basic compensation of qualified employees. The relevant local labor bureau is responsible for meeting all retirement benefit obligations; hence, the Group has no further commitments beyond its monthly contribution. The following table presents the Group’s employee welfare benefits expenses for the years ended December 31, 2023, 2024 and 2025:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Contributions to medical and pension schemes	21,095	18,426	17,320
Other employee benefits	6,726	6,086	5,696
Total	27,821	24,512	23,016